LEASES	12 Months Ended
Dec. 31, 2024
Lessee Disclosure [Abstract]
LEASES
NOTE 6:-	LEASES

The Company leases all its real estate, storage area and cars under various operating lease agreements that expire on various dates.

The Company’s operating leases have original lease periods expiring between 2021 and 2027. The offices in Israel lease include two options to renew, one of which was exercised in 2020. The Company does not assume renewals in its determination of the lease term unless the renewals are deemed to be reasonably certain. The Company has an option to extend the lease of its offices in Israel until 2031, which is reasonably certain to be assured.

Lease payments included in the measurement of the lease liability comprise the following: the fixed non-cancelable lease payments and payments for optional renewal periods where it is reasonably certain the renewal period will be exercised.

Under ASC 842, all leases, including non-cancelable operating leases, are now recognized on the balance sheet. The aggregated present value of lease payments is recorded as a long-term asset titled Operating lease right of use asset. The corresponding lease liabilities are split between current maturity of operating lease liability within current liabilities and long-term operating lease liability within long-term liabilities. The Company’s leases do not provide an implicit rate, therefore the Company uses its incremental borrowing rate based on information available on the commencement date to determine the present value of lease payments.

The following table represents the weighted-average remaining lease term and discount rate:

Year ended
December 31, 2024

Weighted average remaining lease term	6.05
Weighted average discount (annual) rate	7.96%

Operating lease expenses were approximately $ 775, $ 800 and $ 884 in the years ended December 31, 2024, 2023 and 2022, respectively.

Variable payments as CPI, included in the lease expenses, were approximately $ 79, $ 61 and $ 37 in the years ended December 31, 2024, 2023 and 2022, respectively.

Cash paid for amounts included in the measurement of lease liabilities was approximately $ 761, $ 852 and $ 959 in the years ended December 31, 2024, 2023 and 2022, respectively.

Maturities of operating lease liabilities were as follows:

December 31, 2024

2025	$650
2026	584
2027	565
2028 and on	1,809

Total operating lease payments	3,608
Less: imputed interest	(696)

Present value of lease liabilities	2,912

Lease liabilities, current	448
Lease liabilities, non- current	2,464

Present value of lease liabilities	$2,912

The above annual minimum future rental commitments include both of the period covered by the first exercised option with respect to the leased facility of Compugen Ltd. through March 2026 and the second option to extend the lease of the Company facility for additional five-year period following expiration of the current lease period.